6. OIL AND GAS PROPERTY INTERESTS (Details - Lease schedule)	12 Months Ended
Dec. 31, 2015 USD ($) ha Leases
Number of Leases | Leases	17
Land Area (in hectares) | ha	20,992
Peace River Property [Member] | June 15, 2006
Number of Leases | Leases	3
Land Area (in hectares) | ha	4,684
Annual Lease Payments | $	$ 12,301
Peace River Property [Member] | October 19, 2006
Number of Leases | Leases	4
Land Area (in hectares) | ha	3,584
Annual Lease Payments | $	$ 9,064
Peace River Property [Member] | November 2, 2006
Number of Leases | Leases	4
Land Area (in hectares) | ha	5,632
Annual Lease Payments | $	$ 14,243
Peace River Property [Member] | January 11, 2007
Number of Leases | Leases	4
Land Area (in hectares) | ha	4,608
Annual Lease Payments | $	$ 11,653
Peace River Property [Member] | January 24, 2007
Number of Leases | Leases	2
Land Area (in hectares) | ha	2,304
Annual Lease Payments | $	$ 5,827